Financial Instruments	6 Months Ended
Jun. 30, 2025
Text block [abstract]
Financial Instruments

Note 11: Financial Instruments

Financial assets and liabilities

Financial assets and liabilities in the consolidated statement of financial position are as follows:

June 30, 2025 (millions of U.S. dollars)	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging	Total
Cash and cash equivalents	292	372	-	-	664
Trade and other receivables	1,088	-	-	-	1,088
Other financial assets - current	5	58	-	-	63
Other financial assets - non-current	10	326	118	-	454
Current indebtedness	(499)	-	-	-	(499)
Trade payables (see note 13)	(135)	-	-	-	(135)
Accruals (see note 13)	(636)	-	-	-	(636)
Other financial liabilities - current(1)	(86)	(26)	-	-	(112)
Long-term indebtedness	(1,342)	-	-	-	(1,342)
Other financial liabilities - non-current(2)	(199)	(13)	-	-	(212)
Total	(1,502)	717	118	-	(667)

December 31, 2024 (millions of U.S. dollars)	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging	Total
Cash and cash equivalents	873	1,095	-	-	1,968
Trade and other receivables	1,087	-	-	-	1,087
Other financial assets - current	7	28	-	-	35
Other financial assets - non-current	11	332	99	-	442
Current indebtedness	(973)	-	-	-	(973)
Trade payables (see note 13)	(176)	-	-	-	(176)
Accruals (see note 13)	(799)	-	-	-	(799)
Other financial liabilities - current(1)	(75)	(17)	-	(21)	(113)
Long-term indebtedness	(1,847)	-	-	-	(1,847)
Other financial liabilities - non-current(2)	(198)	(34)	-	-	(232)
Total	(2,090)	1,404	99	(21)	(608)

(1)
Includes lease liabilities of $62 million (2024 - $58 million).
(2)
Includes lease liabilities of $190 million (2024 - $198 million).

Cash and cash equivalents

Of total cash and cash equivalents, $123 million and $115 million as of June 30, 2025 and December 31, 2024, respectively, were held in subsidiaries which have regulatory restrictions, contractual restrictions or operate in countries where exchange controls and other legal restrictions apply and were therefore not available for general use by the Company.

Commercial paper program

The Company’s $2.0 billion commercial paper program provides cost-effective and flexible short-term funding. There was no commercial paper outstanding as of June 30, 2025 and December 31, 2024.

Credit facility

The Company has a $2.0 billion syndicated credit facility agreement which matures in November 2027 and may be used to provide liquidity for general corporate purposes (including acquisitions or support for its commercial paper program). There were no outstanding borrowings under the credit facility as of June 30, 2025 and December 31, 2024. Based on the Company’s current credit ratings, the cost of borrowing under the facility is priced at the Term Secured Overnight Financing Rate (“SOFR”)/Euro Interbank Offered Rate (“EURiBOR”)/Simple Sterling Overnight Index Average (“SONIA”) plus 91 basis points. The Company has the option to request an increase, subject to approval by applicable lenders, in the lenders’ commitments in an aggregate amount of $600 million for a maximum credit facility commitment of $2.6 billion.

The Company guarantees borrowings by its subsidiaries under the credit facility. The Company must also maintain a ratio of net debt as defined in the credit agreement (total debt after swaps less cash and cash equivalents) as of the last day of each fiscal quarter to EBITDA as defined in the credit agreement (earnings before interest, income taxes, depreciation and amortization and other modifications described in the credit agreement) for the last four quarters ended of not more than 4.5:1. If the Company were to complete an acquisition with a purchase price of over $500 million, the Company may elect, subject to notification, to temporarily increase the ratio of net debt to EBITDA to 5.0:1 at the end of the quarter within which the transaction closed and for each of the three immediately following fiscal quarters. At the end of that period, the ratio would revert to 4.5:1. As of June 30, 2025, the Company complied with this covenant as its ratio of net debt to EBITDA, as calculated under the terms of its syndicated credit facility, was 0.4:1.

Foreign exchange contracts

The Company previously entered into foreign exchange contracts that were intended to reduce foreign currency risk related to a portion of its former indirect investment in LSEG, which was denominated in British pounds sterling. These instruments were not related to changes in the LSEG share price. In May 2024, the Company settled its remaining foreign exchange contracts in conjunction with the sale of its remaining shares in LSEG (see note 8). There were no foreign exchange contracts outstanding as of June 30, 2025 and December 31, 2024.

In the three months ended June 30, 2024, the Company settled foreign exchange contracts with a notional amount of £300 million ($349 million) for net payments of $33 million in conjunction with the sale of 5.9 million LSEG shares. In the six months ended June 30, 2024, the Company settled foreign exchange contracts with a notional amount of £1.2 billion ($1.6 billion) for net proceeds of $24 million in conjunction with the sale of 16.0 million LSEG shares.

The foreign exchange contracts were reported at fair value on the consolidated statement of financial position, with changes in their fair value recorded through the consolidated income statement. In the three and six months ended June 30, 2024, losses of $3 million and $2 million, respectively, were reported in “Other finance (costs) income” within the consolidated income statement, with respect to these foreign exchange contracts due to fluctuations in the U.S. dollar – British pounds sterling exchange rate.

Fair Value

The fair values of cash and cash equivalents, trade and other receivables, trade payables and accruals approximate their carrying amounts because of the short-term maturity of these instruments. The fair value of long-term debt and related derivative instruments is set forth below.

Debt and Related Derivative Instruments

Carrying Amounts

Amounts recorded in the consolidated statement of financial position are referred to as “carrying amounts”. The carrying amounts of primary debt are reflected in “Current indebtedness” or “Long-term indebtedness” and the carrying amounts of derivative instruments are included in “Other financial assets” and “Other financial liabilities”, current or non-current, within the consolidated statement of financial position, as appropriate.

Fair Value

The fair value of debt is estimated based on either quoted market prices for similar issues or current rates offered to the Company for debt of the same maturity. The fair value of interest rate swaps is estimated based upon discounted cash flows using applicable current market rates and considering non-performance risk.

Debt Exchange

In March 2025, the Company completed the debt exchange offers it announced in February 2025. The purpose of the exchange was to optimize the Company’s capital structure and align indebtedness to revenue generation. Holders of U.S. dollar denominated notes originally issued by Thomson Reuters Corporation (“TRC”), the “Old Notes”, were offered the option to receive notes issued by TR Finance LLC (“TR Finance”), an indirect 100% owned U.S. subsidiary of TRC, the “New Notes”. The results of the exchange are as follows:

Series of notes (millions of U.S. dollars)	Principal amount New Notes issued by TR Finance	Principal amount remaining Old Notes of TRC	Principal amount outstanding notes
3.35% Notes due 2026	441	59	500
5.85% Notes due 2040	453	47	500
4.50% Notes due 2043	84	35	119
5.65% Notes due 2043	337	13	350
5.50% Debentures due 2035	373	27	400
Total	1,688	181	1,869

The New Notes issued by TR Finance have the same interest rate, interest payment dates and maturity date as the applicable series of Old Notes. The New Notes are fully and unconditionally guaranteed as to payment of principal and interest by TRC as well as West Publishing Corporation, Thomson Reuters Applications Inc. and Thomson Reuters (Tax & Accounting) Inc., each of which is an indirect 100% owned U.S. subsidiary of TRC. The three U.S. subsidiary guarantors also guarantee the remaining Old Notes by TRC on the same basis that TRC and the three U.S. subsidiary guarantors guarantee the TR Finance notes.

The exchange was not a debt extinguishment. Accordingly, the transaction did not result in a derecognition of the existing indebtedness. In the six months ended June 30, 2025, the Company paid $4 million in solicitation fees to noteholders who participated in the exchange offers. This amount was included in “Other finance (costs) income” within the consolidated income statement. In addition, $8 million of transaction costs were reflected as a reduction in the carrying value of “Long-term indebtedness” within the consolidated statement of financial position. Cash payments for costs and fees of the exchange are reported in “Other financing activities” within the consolidated statement of cash flow.

The following is a summary of the Company's debt and related derivative instruments that hedge the cash flows of debt:

	Carrying Amount		Fair Value
June 30, 2025 (millions of U.S. dollars)	Primary Debt Instruments	Derivative Instruments	Primary Debt Instruments	Derivative Instruments
$500 3.35% Notes due 2026	499	-	494	-
$500 5.85% Notes due 2040	491	-	503	-
$119 4.50% Notes due 2043	116	-	93	-
$350 5.65% Notes due 2043	340	-	337	-
$400 5.50% Debentures due 2035	395	-	396	-
Total	1,841	-	1,823	-
Current portion	499	-
Long-term portion	1,342	-

	Carrying Amount		Fair Value
December 31, 2024 (millions of U.S. dollars)	Primary Debt Instruments	Derivative Instruments	Primary Debt Instruments	Derivative Instruments
C$1,400 2.239% Notes due 2025	973	21	968	21
$500 3.35% Notes due 2026	499	-	491	-
$500 5.85% Notes due 2040	493	-	507	-
$119 4.50% Notes due 2043	116	-	94	-
$350 5.65% Notes due 2043	342	-	338	-
$400 5.50% Debentures due 2035	397	-	401	-
Total	2,820	21	2,799	21
Current portion	973	21
Long-term portion	1,847	-

Debt Repayment

In May 2025, the Company repaid its C$1.4 billion (U.S. $1.0 billion) 2.239% notes upon maturity with cash on hand and settled the related cash flow hedge derivative instruments.

Fair value estimation

The following fair value measurement hierarchy is used for financial instruments that are measured in the consolidated statement of financial position at fair value:

•
Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;
•
Level 2 - inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices); and
•
Level 3 - inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

The levels used to determine fair value measurements for those instruments carried at fair value in the consolidated statement of financial position are as follows:

June 30, 2025 (millions of U.S. dollars)	Level 1	Level 2	Level 3	Total Balance
Assets
Money market accounts and other securities	-	372	-	372
Other receivables(1)	-	-	384	384
Financial assets at fair value through earnings	-	372	384	756
Financial assets at fair value through other comprehensive income(2)	-	-	118	118
Total assets	-	372	502	874

Liabilities
Contingent consideration(3)	-	-	(39)	(39)
Financial liabilities at fair value through earnings	-	-	(39)	(39)
Total liabilities	-	-	(39)	(39)

December 31, 2024 (millions of U.S. dollars)	Level 1	Level 2	Level 3	Total Balance
Assets
Money market accounts and other securities	-	1,095	-	1,095
Other receivables(1)	-	-	360	360
Financial assets at fair value through earnings	-	1,095	360	1,455
Financial assets at fair value through other comprehensive income(2)	1	-	98	99
Total assets	1	1,095	458	1,554

Liabilities
Derivatives used for hedging(4)	-	(21)	-	(21)
Contingent consideration(3)	-	-	(51)	(51)
Financial liabilities at fair value through earnings	-	(21)	(51)	(72)
Total liabilities	-	(21)	(51)	(72)

(1)
Receivables under an indemnification arrangement and contingent receivable (see below).
(2)
Investments in entities over which the Company does not have control, joint control or significant influence.
(3)
Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase, and to purchase shares from minority owners of a subsidiary.
(4)
Comprised of fixed-to-fixed cross-currency swaps on indebtedness.

As of June 30, 2025, other receivables in level 3 of the fair value measurement hierarchy include $294 million (2024 - $272 million) due from an indemnification arrangement and $90 million (2024 - $88 million) in contingent receivables from the sale of our FindLaw business in December 2024, the fair value of which is subject to the achievement of certain performance milestones through June 2026. The increase in the receivable between June 30, 2025 and December 31, 2024 is primarily due to fair value gains associated with the indemnification arrangement due to net foreign exchange gains and changes in interest rates associated with the indemnifying party’s credit profile, which are included in “Earnings (loss) from discontinued operations, net of tax”, within the consolidated income statement.

The Company recognizes transfers into and out of the fair value measurement hierarchy levels at the end of the reporting period in which the event or change in circumstances that caused the transfer occurred. There were no transfers between hierarchy levels for the six months ended June 30, 2025.

Valuation Techniques

The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives) is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2. If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.

Specific valuation techniques used to value financial instruments include:

•
The fair value of investments predominantly reflect pricing from equity funding rounds;
•
The fair value of receivables due under indemnification arrangement considers estimated future cash flows, current market interest rates and non-performance risk;
•
The fair value of contingent receivables from the sale of FindLaw are based on a discounted cash flow analysis;
•
The fair value of contingent consideration liability is calculated based on estimates of future revenue performance or the achievement of certain commercial milestones; and
•
As of December 31, 2024, the fair value of cross-currency interest rate swaps were calculated as the present value of the estimated future cash flows based on observable yield curves.